Derivative Financial Instruments and Hedge Accounting (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Derivative Financial Instruments by Type and Purpose of Derivatives
The tables below represent the derivative financial instruments by type and purpose of derivatives at March 31, 2024 and 2023.

	At March 31, 2024
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,605,292,805	¥5,800,416	¥6,767,410	¥68,026,939	¥622,922	¥919,304
Futures	120,819,693	15,729	34,583	12,514,178	1,856	833
Listed Options	143,990,400	28,161	12,567	—	—	—
Forwards	32,422,848	433	728	—	—	—
Swaps	1,032,971,282	4,871,182	4,870,581	55,302,412	621,066	883,197
OTC Options	275,088,582	884,911	1,848,951	210,349	—	35,274
Currency derivatives	237,338,471	3,273,460	1,754,088	20,877,091	130,459	2,250,866
Futures	11	—	185	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	115,966,592	1,251,720	1,163,114	7,216,977	48,913	309,833
Swaps	110,747,232	1,832,664	327,555	13,660,114	81,546	1,941,033
OTC Options	10,624,636	189,076	263,234	—	—	—
Equity derivatives	3,386,924	50,587	145,501	—	—	—
Futures	2,069,970	13,497	30,860	—	—	—
Listed Options	667,923	19,943	27,585	—	—	—
Forwards	387,100	11	73,285	—	—	—
Swaps	25,202	79	589	—	—	—
OTC Options	236,729	17,057	13,182	—	—	—
Commodity derivatives	122,535	8,748	7,544	—	—	—
Futures	52,984	1,905	1,734	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	62,138	6,787	5,669	—	—	—
OTC Options	7,413	56	141	—	—	—
Credit derivatives	3,337,756	22,680	32,760	—	—	—

Total derivative financial instruments	¥1,849,478,491	¥9,155,891	¥8,707,303	¥88,904,030	¥753,381	¥3,170,170

	At March 31, 2023
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,691,197,124	¥5,025,797	¥6,380,627	¥65,003,591	¥763,819	¥1,032,506
Futures	129,630,431	37,084	36,633	8,746,711	5,990	2,836
Listed Options	262,156,548	87,651	52,918	—	—	—
Forwards	24,354,115	30,619	24,358	—	—	—
Swaps	1,036,174,625	4,059,518	4,100,097	56,071,259	757,829	1,008,337
OTC Options	238,881,405	810,925	2,166,621	185,621	—	21,333
Currency derivatives	220,393,641	2,571,317	1,629,519	21,600,130	203,864	1,376,767
Futures	1,114	145	—	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	115,616,503	1,113,495	1,107,415	7,430,656	71,072	184,808
Swaps	93,961,952	1,282,512	352,236	14,169,474	132,792	1,191,959
OTC Options	10,814,072	175,165	169,868	—	—	—
Equity derivatives	2,372,833	54,508	42,208	—	—	—
Futures	1,369,369	11,259	16,491	—	—	—
Listed Options	565,733	9,312	17,713	—	—	—
Forwards	146,369	12,567	2	—	—	—
Swaps	39,235	433	2,554	—	—	—
OTC Options	252,127	20,937	5,448	—	—	—
Commodity derivatives	129,488	9,142	7,946	—	—	—
Futures	25,427	407	1,247	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	73,010	8,567	6,331	—	—	—
OTC Options	31,051	168	368	—	—	—
Credit derivatives	2,893,477	21,500	27,282	—	—	—

Total derivative financial instruments	¥1,916,986,563	¥7,682,264	¥8,087,582	¥86,603,721	¥967,683	¥2,409,273

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue, borrowings, and debt instruments at fair value through other comprehensive income (“FVOCI”) and net investments in foreign operations. Derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments
The tables below represent the amounts related to items designated as hedging instruments at March 31, 2024 and 2023.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2024			For the fiscal year ended March 31, 2024
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥9,668,621	¥123,466	¥669,733	¥(339,667)
Interest rate options	Derivative financial instruments	210,349	—	35,274	(18,543)
Stock price risk
Equity swaps	Derivative financial instruments	—	—	—	—

(1)
At March 31, 2024, the notional amount of interest rate swaps with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥8,478,975 million out of ¥9,668,621 million in total, and that of interest rate options with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥210,349 million, equal to the total notional amount.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2023			For the fiscal year ended March 31, 2023
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥8,264,813	¥101,835	¥587,049	¥(290,527)
Interest rate options	Derivative financial instruments	185,621	—	21,333	(16,769)
Stock price risk
Equity swaps	Derivative financial instruments	—	—	—	3,174

(1)
At March 31, 2023, the notional amount of interest rate swaps with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥7,641,814 million out of ¥8,264,813 million in total, and that of interest rate options with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥185,621 million, equal to the total notional amount.

The amounts related to items designated as hedged items at March 31, 2024 and 2023 were as follows:

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2024	For the fiscal year ended March 31, 2024
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥789,990	¥(11,612)
Debt securities in issue	Debt securities in issue	8,163,340	358,163
Borrowings	Borrowings	135,120	10,912
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	—	—

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2023	For the fiscal year ended March 31, 2023
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥707,845	¥(90,536)
Debt securities in issue	Debt securities in issue	6,928,872	391,708
Borrowings	Borrowings	128,778	10,702
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	—	(3,199)

Schedule of Hedges of Net Investments in Foreign Operations
The tables below represents the amounts related to items designated as hedging instruments at March 31, 2024 and 2023.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2024			For the fiscal year ended March 31, 2024
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥3,479,863	¥18,991	¥306,775	¥(340,765)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	329,985	—	329,985	(39,012)

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2023			For the fiscal year ended March 31, 2023
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥3,088,524	¥48,483	¥147,366	¥(195,012)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	287,072	—	287,072	(13,434)

Schedule of Items Designated as Hedging Items
The amounts related to items designated as hedged items for the fiscal years ended March 31, 2024 and 2023 were as follows:

	For the fiscal year ended March 31, 2024	At March 31, 2024
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥189,332	¥395,670
EUR foreign operations	143,018	310,492
THB foreign operations	22,204	79,281
Other foreign operations	25,223	88,450

Total	¥379,777	¥873,893

	For the fiscal year ended March 31, 2023	At March 31, 2023
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥98,413	¥206,338
EUR foreign operations	72,926	167,474
THB foreign operations	22,204	57,077
Other foreign operations	14,903	63,227

Total	¥208,446	¥494,116

Notional Amounts and Fair Value of Credit Derivatives by Purpose of Transactions	The tables below provide the notional amounts and the fair value of credit derivatives by purpose of transactions at March 31, 2024 and 2023.

	At March 31, 2024
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Managing the Group’s credit risk portfolio	¥1,826,583	¥1,289	¥29,773	¥1,444,296	¥21,198	¥2,168
Trading purposes	30,707	—	426	—	—	—
Facilitating client transactions	32,500	168	393	3,670	25	—

Total	¥1,889,790	¥1,457	¥30,592	¥1,447,966	¥21,223	¥2,168

	At March 31, 2023
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Managing the Group’s credit risk portfolio	¥1,502,814	¥4,738	¥16,442	¥1,347,591	¥16,456	¥10,542
Facilitating client transactions	36,702	251	203	6,370	55	95

Total	¥1,539,516	¥4,989	¥16,645	¥1,353,961	¥16,511	¥10,637

Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counterparty
The following table summarizes the notional amounts of the Group’s credit derivative portfolio by type of counterparty at March 31, 2024 and 2023.

	At March 31, 2024		At March 31, 2023
	Protection purchased	Protection sold	Protection purchased	Protection sold

	(In millions)
Banks and broker-dealers	¥1,889,790	¥1,447,966	¥1,539,516	¥1,353,961
Insurance and other financial guaranty firms	—	—	—	—

Total	¥1,889,790	¥1,447,966	¥1,539,516	¥1,353,961